Related Party Transaction	9 Months Ended
Sep. 30, 2023
Related Party Transaction
Related Party Transaction

Note 10. Related Party Transaction

On April 27, 2023, the Company entered into an exclusive option agreement with Silk Road to complete its due diligence assessment. The option agreement granted the Company an exclusive option to purchase all assets and rights, including intellectual property and regulatory documents, related to Silk Road’s PTX product candidate, a non-biological anti-TNF-alpha inhibitor, for the treatment of mucocutaneous ulcers in patient’s suffering from BD and expired on August 25, 2023. In consideration for the option, the Company paid $50,000 of cash and issued 31,646 shares of common stock with a value of $50,000. The consideration paid for the option was recorded as general and administrative expense during the nine months ended September 30, 2023 on the accompanying condensed consolidated statements of operations. As of August 25, 2023, the Company concluded its due diligence activities and decided to allow the option to expire. A director of the Company has an ownership interest in Silk Road.